Income taxes - Schedule of Income (loss) before income taxes (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax
Income (loss) before income taxes	¥ (149,323,035)	$ (21,649,804)	¥ (605,121,059)	¥ 403,429,239
PRC
Income Tax
Income (loss) before income taxes	(89,768,953)		(15,493,030)	710,575,006
Foreign
Income Tax
Income (loss) before income taxes	¥ (59,554,082)		¥ (589,628,029)	¥ (307,145,767)